Audit Information	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Audit Information [Abstract]
Auditor Firm ID	1376	1521
Auditor Name	DELOITTE & TOUCHE S.p.A.	EY S.p.A.
Auditor Location	Bologna, Italy	Milan, Italy